Note 8 - Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents	$17,964	$17,964	$—	$—	$17,964
Loans, held-for-investment, net	36,527	—	—	38,934	38,934
Preferred stock	41,517	—	—	42,628	42,628
Mortgage loans, held-for-investment, net	927,632	—	—	916,363	916,363
Accrued interest and dividends	6,838	6,838	—	—	6,838
Mortgage loans held in variable interest entities, at fair value	5,094,579	—	5,094,579	—	5,094,579
CMBS structured pass through certificates, at fair value	39,845	—	39,845	—	39,845
Other assets	749	749	—	—	749
	$6,165,651	$25,551	$5,134,424	$997,924	$6,157,899

Liabilities
Secured financing agreements, net	$786,939	$—	$—	$811,739	$811,739
Master repurchase agreements	160,212	—	—	160,212	160,212
Accounts payable and other accrued liabilities	2,336	2,336	—	—	2,336
Accrued interest payable	1,201	1,201	—	—	1,201
Bonds payable held in variable interest entities, at fair value	4,825,943	—	4,825,943	—	4,825,943
	$5,776,631	$3,537	$4,825,943	$971,951	$5,801,431